SCHEDULE OF SALES TO CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue, Major Customer [Line Items]
Revenues from sales		$ 17	$ 66	$ 61	$ 210	$ 263
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues from sales					171	143
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues from sales						110
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues from sales					31
Customers [Member]
Revenue, Major Customer [Line Items]
Revenues from sales					$ 202	$ 253